Employee Benefits	12 Months Ended
Dec. 31, 2013
Employee Benefits
9. Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to this plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2011, December 31, 2012 and December 31, 2013 were $16,644,000, $18,187,000 and $20,293,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 50% of each participant's contributions; each participant can contribute up to 6% of their annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2011, December 31, 2012 and December 31, 2013 were $7,064,000, $8,442,000 and $9,816,000 respectively.

One of the Company’s subsidiaries which was acquired during the 2003 fiscal year, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2013, December 31, 2012 and December 31, 2011, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2013	December 31, 2012
	(in thousands)
Benefit obligation at beginning of year	$22,527	$19,924
Service cost	251	242
Interest cost	1,005	964
Plan participants’ contributions	75	101
Benefits paid	(105)	(237)
Actuarial loss	680	405
Foreign currency exchange rate changes	525	1,128

Benefit obligation at end of year	$24,958	$22,527

Change in plan assets	December 31, 2013	December 31, 2012
	(in thousands)
Fair value of plan assets at beginning of year	$17,807	$15,021
Actual return on plan assets	2,916	1,810
Employer contributions	224	239
Plan participants’ contributions	75	101
Benefits paid	(105)	(237)
Foreign currency exchange rate changes	505	873

Fair value of plan assets at end of year	$21,422	$17,807

The fair values of the assets above do not include any of the Company’s own financial instruments, property occupied by, or other assets used by, the Company.

Funded status	December 31, 2013	December 31, 2012
	(in thousands)
Projected benefit obligation	$(24,958)	$(22,527)
Fair value of plan assets	21,422	17,807

Funded status	$(3,536)	$(4,720)

Non-current other liabilities	$(3,536)	$(4,720)

The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost:

	December 31, 2013	December 31, 2012	December 31, 2011
	(in thousands)
Service cost	$251	$242	$212
Interest cost	1,005	964	931
Expected return on plan assets	(983)	(895)	(1,141)
Amortization of net loss	130	179	-

Net periodic benefit cost	$403	$490	$2

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2011, December 31, 2012 and December 31, 2013:

	December 31,	December 31,	December 31,
	2013	2012	2011
Discount rate	4.6%	4.7%	5.4%
Rate of compensation increase	3.4%	3.5%	4.0%
Expected rate of return on plan assets	5.7%	5.8%	7.1%

Accumulated other comprehensive income	December 31, 2013	December 31, 2012	December 31, 2011
	(in thousands)
Actuarial loss - benefit obligation	$680	$405	$2,621
Actuarial (gain)/loss – plan assets	(1,933)	(915)	1,744
Actuarial gain recognized in net periodic benefit cost	(130)	(179)	-

Total	$(1,383)	$(689)	$4,365

The estimated net gain and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $20,000 and $nil respectively.

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2013	December 31, 2012	December 31, 2011
	(in thousands)
Net actuarial loss	$1,988	$3,371	$4,060

Total	$1,988	$3,371	$4,060

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2013:

	December 31,	December 31,
	2013	2012
Discount rate	4.7%	4.6%
Rate of compensation increase	4.0%	3.4%

The discount rate is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx corporate bond over 15 year index plus 30 basis points.

Plan Assets

The assets of the scheme are invested in the Legal and General Fixed Income Fund, the Baillie Gifford Diversified Growth Fund and the Standard Life Global Absolute Return Strategies Fund.  The aim of the Legal and General  Fixed Income Fund is to capture the returns on UK and overseas equity markets with a more even investment in UK and overseas equities than would be provided by reference to market capitalization or consensus weights. The Diversified Growth and Absolute Return funds are actively managed with a wide investment remit which results in dynamic asset allocation. The funds utilize a combination of traditional assets (such as equities and bonds), alternative asset classes and investment strategies based on advanced derivative techniques resulting in a highly diversified portfolio. The expected long-term rate of return on assets at December 31, 2013 of 6.1% was calculated as the value of the fund after application of a market value reduction factor.   The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Equity	6.6%
Bonds	4.7%

At December 31, 2013 UK gilts were yielding around 3.6% per annum. This is often referred to as the risk free rate of return as UK gilts have a negligible risk of default and the income payments and capital on redemption are guaranteed by the UK Government.  The long-term expected return on equities has been determined by setting appropriate risk premiums above the yield on UK gilts.  A long term equity “risk-premium” of 3.0% per annum has been assumed, this being the expected long-term out-performance of equities over UK gilts.  The long-term expected return on bonds is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx AA 15 index plus 30 basis points.

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2013	December 31, 2012
Equity	70%	90%
Bonds	30%	10%
	100%	100%

Applying the above expected long term rates of return to the asset distribution at December 31, 2013, gives rise to an expected overall rate of return of scheme assets of approximately 6.1% per annum.

Plan Asset Fair Value Measurements

Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$58

Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	5,788

Other Types of Investments
Baillie Gifford Diversified Growth Fund	8,452
Standard Life Global Absolute Return Strategies	7,124

$21,422

Cash Flows

The Company expects to contribute $0.2 million to its pension fund in the year ending December 31, 2014.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2013	$108
2014	108
2015	108
2016	108
2017	108
Years 2018 - 2022	$538

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.  At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets.  The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets.  If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.